UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21914
RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 4/30

Portfolio of Investments
RiverSource Short Term Cash Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (43.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Federal Home Loan Bank Disc Notes
05-05-10	0.13%	$50,000,000		$49,999,083
05-07-10	0.15	100,000,000	(e)	99,997,208
05-12-10	0.15	100,000,000		99,994,958
05-19-10	0.14	50,000,000	(e)	49,996,250
05-26-10	0.15	50,000,000	(e)	49,994,792
05-28-10	0.15	51,000,000		50,994,263
06-02-10	0.16	89,800,000		89,786,829
06-11-10	0.17	100,000,000		99,980,639
Federal Home Loan Mtge Corp Disc Notes
05-10-10	0.15	50,000,000		49,998,000
10-10-10	0.09	35,000,000	(b)	35,000,000
Federal Natl Mtge Assn Disc Notes
06-30-10	0.16	50,000,000		49,986,250
U.S. Treasury Bills
05-06-10	0.12	50,000,000	(e)	49,999,028
05-13-10	0.13	125,000,000	(e)	124,994,166
05-27-10	0.15	100,000,000	(e)	99,989,166
06-03-10	0.16	50,000,000	(e)	49,992,438
06-10-10	0.15	50,000,000	(e)	49,991,389
06-17-10	0.14	50,000,000	(e)	49,990,535
07-15-10	0.15	50,000,000	(e)	49,984,896

Total U.S. Government Agencies
(Cost: $1,200,669,890)				$1,200,669,890

U.S. Government-Insured Debt (18.9%)(d)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty(c)
05-04-10	0.14%	$47,000,000		$46,999,256
05-07-10	0.17	45,341,000		45,339,564
05-12-10	0.19	50,000,000		49,996,944
05-17-10	0.20	24,681,000		24,678,696
05-18-10	0.19	50,000,000		49,995,278
05-20-10	0.19	50,000,000		49,994,722
05-21-10	0.19	56,021,000		56,014,776
05-24-10	0.19	35,132,000		35,127,511
06-08-10	0.22	30,000,000		29,993,033
06-09-10	0.22	30,000,000		29,992,850
06-15-10	0.23	50,000,000		49,985,625
06-21-10	0.25	50,000,000		49,982,292

Total U.S. Government-Insured Debt
(Cost: $518,100,547)				$518,100,547

Certificates of Deposit (7.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Barclays Bank PLC
05-25-10	0.25%	$50,000,000		$50,000,000
Citibank
05-03-10	0.21	55,000,000		55,000,000
Royal Bank of Canada
05-03-10	0.18	52,400,000		52,400,000
Royal Bank of Scotland PLC
06-01-10	0.24	50,000,000		50,000,000

Total Certificates of Deposit
(Cost: $207,400,000)				$207,400,000

Commercial Paper (29.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (14.4%)
Amsterdam Funding
06-03-10	0.24%	$50,000,000		$49,989,000
Bryant Park Funding LLC
05-11-10	0.20	30,000,000		29,998,167
05-25-10	0.22	30,000,000		29,995,400
Charta LLC
05-10-10	0.20	15,000,000	(d)	14,999,175
Enterprise Funding LLC
05-20-10	0.22	45,028,000		45,022,534
FCAR Owner Trust Series I
05-05-10	0.23	30,000,000		29,999,067
Regency Markets No. 1 LLC
05-21-10	0.23	50,000,000	(d)	49,993,333
Salisbury Receivables LLC
05-11-10	0.21	50,000,000	(d)	49,996,806
Thunder Bay Funding LLC
05-14-10	0.20	44,180,000		44,176,650
Windmill Funding
05-21-10	0.22	50,000,000	(d)	49,993,611

Total				394,163,743

Banking (10.8%)
Bank of Nova Scotia
05-03-10	0.13	50,000,000		49,999,473
BNP Paribas Finance
05-03-10	0.14	49,900,000		49,899,446
HSBC USA
06-28-10	0.21	50,000,000		49,983,083
JPMorgan Chase & Co
05-18-10	0.17	50,000,000		49,995,750
Lloyds TSB Bank PLC
05-03-10	0.14	49,000,000		48,999,428
Westpac Banking
05-25-10	0.19	50,000,000		49,993,333

Total				298,870,513

Life Insurance (4.6%)
MetLife Short Term Funding LLC
05-03-10	0.16	25,000,000	(d)	24,999,681

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
05-17-10	0.22	25,000,000		24,997,444
06-04-10	0.25	25,000,000	(d)	24,994,097
New York Life Capital
05-14-10	0.19	50,763,000	(d)	50,759,334

Total				125,750,556

Total Commercial Paper
(Cost: $818,784,812)				$818,784,812

Investments of Cash Collateral Received for Securities on Loan (24.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed Commercial Paper (1.2%)
Rheingold Securitization
05-12-10	0.29%	$11,997,100		$11,997,100
Scaldis Capital LLC
05-21-10	0.28	9,997,744		9,997,744
Versailles Commercial Paper LLC
05-17-10	0.28	9,997,278		9,997,278

Total				31,992,122

Certificates of Deposit (15.3%)
Australia and New Zealand Bank Group
05-04-10	0.31	10,000,000		10,000,000
05-24-10	0.31	10,000,000		10,000,000
Banco Bilbao Viz Argentaria
05-19-10	0.31	9,997,417		9,997,417
Banco di Brescia
06-16-10	0.46	4,996,106		4,996,106
Banco Santander Central Hispano
05-19-10	0.32	15,000,000		15,000,000
05-19-10	0.33	5,000,000		5,000,000
Bank of America National Association
05-03-10	0.22	10,000,000		10,000,000
Banque Federative du Credit Mutuel
07-07-10	0.41	4,994,886		4,994,886
07-30-10	0.53	7,489,966		7,489,966
Barclays Bank
05-13-10	0.33	5,000,000		5,000,000
08-31-10	0.37	20,000,000		20,000,000
BNP Paribas
06-22-10	0.41	10,000,000		10,000,000
10-15-10	0.33	16,000,000		16,000,000
Caisse Centrale du Credit Immobilier de France
05-28-10	0.43	9,996,657		9,996,657
Clydesdale Bank
06-11-10	0.35	10,000,000		10,000,000
06-17-10	0.35	5,000,000		5,000,000
Credit Agricole
10-12-10	0.32	21,000,000		21,000,000
Credit Industrial et Commercial
07-01-10	0.40	12,500,000		12,500,000
08-02-10	0.46	4,000,000		4,000,000
Credit Suisse
05-24-10	0.32	5,000,000		5,000,000
06-28-10	0.37	10,000,000		10,000,000
Dexia Bank
05-12-10	0.34	4,998,584		4,998,584

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Dexia Credit Local
05-03-10	0.33	4,998,534	4,998,534
05-27-10	0.34	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen
05-03-10	0.29	9,999,436	9,999,436
KBC Bank
05-19-10	0.33	5,000,000	5,000,000
Landeskredit Baden-Wuerttemberg-Foerderbank
06-24-10	0.35	15,000,000	15,000,000
Macquarie Bank
05-06-10	0.31	9,999,397	9,999,397
05-07-10	0.35	9,999,319	9,999,319
Natixis
07-01-10	0.36	9,993,704	9,993,704
Nederlandse Waterschapsbank
05-28-10	0.30	9,997,667	9,997,667
Norinchukin Bank
05-28-10	0.29	15,000,000	15,000,000
NyKredit Bank
05-06-10	0.35	5,000,000	5,000,000
05-26-10	0.35	15,000,000	15,000,000
Rabobank Group
05-03-10	0.28	9,997,512	9,997,512
05-10-10	0.28	4,998,756	4,998,756
10-27-10	0.31	7,000,000	7,000,000
Raiffeisen Zentralbank Oesterreich
05-05-10	0.29	10,000,000	10,000,000
05-06-10	0.30	10,000,000	10,000,000
Sumitomo Mitsui Banking
05-28-10	0.31	10,000,000	10,000,000
Unicredit BK
07-02-10	0.40	10,000,000	10,000,000
07-12-10	0.42	12,000,000	12,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000
United Overseas Bank
05-28-10	0.30	15,000,000	15,000,000

Total			419,957,941

Commercial Paper (1.6%)
BTM Capital
05-13-10	0.33	9,997,433	9,997,433
Scaldis Capital LLC
05-05-10	0.25	3,699,332	3,699,332
Toyota Motor Credit
05-18-10	0.27	29,991,000	29,991,000

Total			43,687,765

Repurchase Agreements (5.9%)(f)
Barclays Capital dated 03-22-10, matures 05-28-10, repurchase price $5,001,789	0.46	5,000,000	5,000,000
Goldman Sachs dated 04-30-10, matures 05-03-10, repurchase price
$7,762,994	0.19	7,762,872	7,762,872
$36,000,750	0.25	36,000,000	36,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Mizuho Securities USA dated 04-30-10, matures 05-03-10, repurchase price $25,000,458	0.22	25,000,000	25,000,000
Morgan Stanley dated 01-21-10, matures 05-28-10, repurchase price $25,007,972	0.41	25,000,000	25,000,000
Morgan Stanley dated 02-22-10, matures 05-28-10, repurchase price $25,008,944	0.46	25,000,000	25,000,000
Morgan Stanley dated 02-23-10, matures 05-28-10, repurchase price $20,007,156	0.46	20,000,000	20,000,000
Pershing LLC dated 04-30-10, matures 05-03-10, repurchase price $5,000,129	0.31	5,000,000	5,000,000
RBS Securities dated 04-01-10, matures 06-04-10, repurchase price $15,006,708	0.46	15,000,000	15,000,000

Total			163,762,872

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $659,400,700)			$659,400,700

Total Investments in Securities
(Cost: $3,404,355,949)(g)			$3,404,355,949

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $783,836,584 or 28.56% of net assets.

(e)	At April 30, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital (0.46%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$333,003
Banc of America Funding Corp	189,699
BCRR Trust	140,154
Bear Stearns Commercial Mortgage Securities	191,782
Citigroup Commercial Mortgage Trust	214,346
Credit Suisse First Boston Mortgage Securities Corp	423,617
Credit Suisse Mortgage Capital Certificates	447,502
Granite Master Issuer PLC	726,619
Greenwich Capital Commercial Funding Corp	214,056
GS Mortgage Securities Corp II	509,707
JP Morgan Chase Commercial Mortgage Securities Corp	451,420
LB-UBS Commercial Mortgage Trust	171,939
Morgan Stanley Capital I	832,972
Morgan Stanley Reremic Trust	206,068
WaMu Mortgage Pass Through Certificates	197,116

Total market value of collateral securities	$5,250,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$5,693,102
Freddie Mac Gold Pool	1,918,552
Freddie Mac Non Gold Pool	306,474

Total market value of collateral securities	$7,918,128

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$5,494,737
Banco Bilbao Vizcaya Argentaria/NY	198,877
Bank of Nova Scotia	12,147
BNP Paribas NY	4,190,855
Calyon NY	280,689
Credit Agricole Corporate and Investment Bank/New York	2,755,326
Dexia Credit Local NY	3,059,227
DnB NOR Bank	24,758
Natixis/New York NY	9,853,911
Nordea Bank Finland PLC	823,216
Rabobank Nederland NV/NY	1,364,211
Royal Bank of Scotland PLC/Greenwich CT	261,745
Sanpaolo IMI SpA/New York	83,340
Societe Generale NY	1,212,632
Standard Chartered Banking	1,657,076
Sumitomo Mitsui Banking Corp/New York	3,600,000
Svenska Handelsbanken/New York NY	118,042
Toronto Dominion Bank/NY	2,690,526
UBS AG Stamford	118,685

Total market value of collateral securities	$37,800,000

Mizuho Securities USA (0.22%)

Security description	Value (a)

United States Cash Management Bill	$478,067
United States Treasury Bill	3,334,048
United States Treasury Note/Bond	15,897,228
United States Treasury Strip Coupon	1,890,449
United States Treasury Strip Principal	3,900,209

Total market value of collateral securities	$25,500,001

Morgan Stanley (0.41%)

Security description	Value (a)

Abbot Laboratories	$642,569
Argento Variable Funding	1,852,921
Atlantis One Funding Corp	11,028
Australia & New Zealand Banking Group Ltd	351,320
Belmont Funding LLC	926,444
BTM Capital Corp	1,191,389
Chesham Financing/ Chesham LLC	926,619
Commonwealth Bank of Australia	67,522
Erasmus Capital Corp	1,517,857
Grampian Funding Ltd/LLC	926,455
Intesa Funding LLC	926,464
LMA LMA Americas	1,852,919
Market St Funding Corp	608,529
Metlife Short Term Funding	737,103
NRW BANK	1,284,594
President & Fellows Harvard College	2,970
Romulus Funding Corp	58,822
Salisbury Receivables Co LLC	1,211,199
Scaldis & Scaldis	916,192
Sheffield Receivables Corp	1,369,517
Silver Tower US Fund	926,467
Solitaire Funding Ltd	330,858
Starbird Funding Corp	926,457
Straight A Funding	2,938,758
Surrey Funding Corp	3,219,066
TSL USA Inc	525,961

Total market value of collateral securities	$26,250,000

Morgan Stanley (0.46%)

Security description	Value (a)

Access Group Inc	$633,528
Accredited Mortgage Loan Trust	109,933
ACE Securities Corp	72,150
Aegis Asset Backed Securities Trust	29,958
ALG Student Loan Trust I	434,043
American Express Credit Account Master Trust	68,498
American Home Mortgage Investment Trust	30,930
AmeriCredit Automobile Receivables Trust	7,879
Ameriquest Mortgage Securities Inc	12
Anthracite CDO I Ltd	269,673
Argent Securities Inc	22,995
Asset Backed Funding Certificates	53,845
Asset Backed Securities Corp Home Equity	199
BA Credit Card Trust	159,089
Banc of America Commercial Mortgage Inc	255,923
Banc of America Large Loan Inc	312,909
Banc of America Securities Auto Trust	9,290
Bank of America Auto Trust	85,570
Bank One Issuance Trust	3,484
Bay View Auto Trust	26
Bear Stearns Asset Backed Securities Trust	12,501
Bear Stearns Commercial Mortgage Securities	546
Brazos Higher Education Authority	19,896
Capital Auto Receivables Asset Trust	554,010
Capital One Multi-Asset Execution Trust	520,386
Capital One Prime Auto Receivables Trust	10,750
CarMax Auto Owner Trust	68,162
Centex Home Equity	35,853
Chase Funding Mortgage Loan Asset-Backed Certificates	21,467
Chase Issuance Trust	458,988
Citibank Credit Card Issuance Trust	320,824
Citifinancial Mortgage Securities Inc	70,001
Citigroup Commercial Mortgage Trust	451,226
Citigroup Mortgage Loan Trust Inc	37,359
Citigroup/Deutsche Bank Commercial Mortgage Trust	304,937
CNH Equipment Trust	61,931
College Loan Corp Trust	15,278
Collegiate Funding Services Education Loan Trust I	9,598
Commercial Mortgage Asset Trust	166,019
Commercial Mortgage Pass Through Certificates	643,844
Countrywide Asset-Backed Certificates	56,616
Credit Suisse First Boston Mortgage Securities Corp	27,507
Credit Suisse Mortgage Capital Certificates	678,453
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	6,022
Daimler Chrysler Auto Trust	103,302
DFR Middle Market CLO Ltd	692,882
Discover Card Master Trust I	146,029
Education Funding Capital Trust I	632,577
Equifirst Mortgage Loan Trust	5,019
Equity One ABS Inc	28,304
Federal National Mortgage Association	1,916,528
Financial Asset Securities Corp AAA Trust	20,724
First Franklin Mortgage Loan Asset Backed Certificates	195
Ford Credit Auto Lease Trust	45,351
Ford Credit Auto Owner Trust	30,495
GCO Education Loan Funding Trust	38,748
GE Business Loan Trust	84,676
GE Dealer Floorplan Master Note Trust	24,873
GE Equipment Midticket LLC	9,161
G-FORCE	161,635
GMAC Commercial Mortgage Securities Inc	23,660
Gracechurch Mortgage Financing PLC	298
Gramercy Real Estate CDO	1,015,202
Granite Master Issuer PLC	406,395
Granite Mortgages PLC	20,088
Greenwich Capital Commercial Funding Corp	1,993
GS Mortgage Securities Corp II	17,225
Harley-Davidson Motorcycle Trust	8,823
Home Equity Asset Trust	730
Homebanc Mortgage Trust	12,593
HSBC Home Equity Loan Trust	193,984
Impac Secured Assets CMN Owner Trust	19,211
JP Morgan Chase Commercial Mortgage Securities Corp	964,288
LB-UBS Commercial Mortgage Trust	29,585
Long Beach Mortgage Loan Trust	19,191
MBNA Credit Card Master Note Trust	1,623,955
MBNA Master Credit Card Trust	9,473
Medallion Trust	5,057
Merrill Lynch Mortgage Trust	373,822
Merrill Lynch/Countrywide Commercial Mortgage Trust	7,203
MMCA Automobile Trust	211,347
Morgan Stanley ABS Capital I	97,582
Morgan Stanley Capital I	42,703
Morgan Stanley Dean Witter Capital I	3,184
Morgan Stanley Resecuritization Trust	5,887
Nelnet Education Loan Funding Inc	136,493
Nelnet Student Loan Trust	3,949,267
New Valley Generation III	52,706
Nissan Auto Lease Trust	3,136
Nordstrom Private Label Credit Card Master Note Trust	7,792
Northstar Education Finance Inc	238,828
Option One Mortgage Loan Trust	4,475
Origen Manufactured Housing	32,795
Paragon Mortgages PLC	66,297
Peco Energy Transition Trust	8,909
Pennsylvania Higher Education Assistance Agency	66,661
PSE&G Transition Funding LLC	13,055
Salomon Brothers Mortgage Securities VII Inc	1,963
Sargas CLO Ltd	5,184
Saxon Asset Securities Trust	119,676
Sierra CLO I Ltd	8,099
SLC Student Loan Trust	3,992
SLM Student Loan Trust	166,171
Structured Asset Investment Loan Trust	39,725
Terwin Mortgage Trust	4,492
Victoria Falls CLO Ltd	1,695,671
Volkswagen Auto Lease Trust	36,265
Volkswagen Auto Loan Enhanced Trust	886,398
Wachovia Auto Loan Owner Trust 2006-1	34,329
Wachovia Bank Commercial Mortgage Trust	2,336,728
WaMu Mortgage Pass Through Certificates	51,181
Wells Fargo Mortgage Backed Securities Trust	55,580
Westpac Securitisation Trust	1,678

Total market value of collateral securities	$26,193,632

Morgan Stanley (0.46%)

Security description	Value (a)

Access Group Inc	$506,822
Accredited Mortgage Loan Trust	87,947
ACE Securities Corp	57,720
Aegis Asset Backed Securities Trust	23,966
ALG Student Loan Trust I	347,234
American Express Credit Account Master Trust	54,798
American Home Mortgage Investment Trust	24,744
AmeriCredit Automobile Receivables Trust	6,303
Ameriquest Mortgage Securities Inc	9
Anthracite CDO I Ltd	215,739
Argent Securities Inc	18,396
Asset Backed Funding Certificates	43,076
Asset Backed Securities Corp Home Equity	160
BA Credit Card Trust	127,271
Banc of America Commercial Mortgage Inc	204,739
Banc of America Large Loan Inc	250,327
Banc of America Securities Auto Trust	7,432
Bank of America Auto Trust	68,456
Bank One Issuance Trust	2,787
Bay View Auto Trust	21
Bear Stearns Asset Backed Securities Trust	10,001
Bear Stearns Commercial Mortgage Securities	437
Brazos Higher Education Authority	15,917
Capital Auto Receivables Asset Trust	443,208
Capital One Multi-Asset Execution Trust	416,309
Capital One Prime Auto Receivables Trust	8,600
CarMax Auto Owner Trust	54,530
Centex Home Equity	28,683
Chase Funding Mortgage Loan Asset-Backed Certificates	17,174
Chase Issuance Trust	367,190
Citibank Credit Card Issuance Trust	256,659
Citifinancial Mortgage Securities Inc	56,001
Citigroup Commercial Mortgage Trust	360,981
Citigroup Mortgage Loan Trust Inc	29,887
Citigroup/Deutsche Bank Commercial Mortgage Trust	243,949
CNH Equipment Trust	49,545
College Loan Corp Trust	12,222
Collegiate Funding Services Education Loan Trust I	7,678
Commercial Mortgage Asset Trust	132,815
Commercial Mortgage Pass Through Certificates	515,076
Countrywide Asset-Backed Certificates	45,293
Credit Suisse First Boston Mortgage Securities Corp	22,006
Credit Suisse Mortgage Capital Certificates	542,763
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	4,818
Daimler Chrysler Auto Trust	82,641
DFR Middle Market CLO Ltd	554,306
Discover Card Master Trust I	116,824
Education Funding Capital Trust I	506,061
Equifirst Mortgage Loan Trust	4,015
Equity One ABS Inc	22,643
Federal National Mortgage Association	1,533,223
Financial Asset Securities Corp AAA Trust	16,579
First Franklin Mortgage Loan Asset Backed Certificates	156
Ford Credit Auto Lease Trust	36,281
Ford Credit Auto Owner Trust	24,396
GCO Education Loan Funding Trust	30,998
GE Business Loan Trust	67,740
GE Dealer Floorplan Master Note Trust	19,898
GE Equipment Midticket LLC	7,328
G-FORCE	129,308
GMAC Commercial Mortgage Securities Inc	18,928
Gracechurch Mortgage Financing PLC	238
Gramercy Real Estate CDO	812,162
Granite Master Issuer PLC	325,116
Granite Mortgages PLC	16,070
Greenwich Capital Commercial Funding Corp	1,594
GS Mortgage Securities Corp II	13,780
Harley-Davidson Motorcycle Trust	7,058
Home Equity Asset Trust	584
Homebanc Mortgage Trust	10,074
HSBC Home Equity Loan Trust	155,187
Impac Secured Assets CMN Owner Trust	15,369
JP Morgan Chase Commercial Mortgage Securities Corp	771,430
LB-UBS Commercial Mortgage Trust	23,668
Long Beach Mortgage Loan Trust	15,353
MBNA Credit Card Master Note Trust	1,299,164
MBNA Master Credit Card Trust	7,578
Medallion Trust	4,046
Merrill Lynch Mortgage Trust	299,058
Merrill Lynch/Countrywide Commercial Mortgage Trust	5,762
MMCA Automobile Trust	169,077
Morgan Stanley ABS Capital I	78,066
Morgan Stanley Capital I	34,162
Morgan Stanley Dean Witter Capital I	2,547
Morgan Stanley Resecuritization Trust	4,710
Nelnet Education Loan Funding Inc	109,195
Nelnet Student Loan Trust	3,159,414
New Valley Generation III	42,165
Nissan Auto Lease Trust	2,509
Nordstrom Private Label Credit Card Master Note Trust	6,234
Northstar Education Finance Inc	191,063
Option One Mortgage Loan Trust	3,580
Origen Manufactured Housing	26,236
Paragon Mortgages PLC	53,037
Peco Energy Transition Trust	7,127
Pennsylvania Higher Education Assistance Agency	53,329
PSE&G Transition Funding LLC	10,444
Salomon Brothers Mortgage Securities VII Inc	1,571
Sargas CLO Ltd	4,148
Saxon Asset Securities Trust	95,741
Sierra CLO I Ltd	6,479
SLC Student Loan Trust	3,194
SLM Student Loan Trust	132,936
Structured Asset Investment Loan Trust	31,780
Terwin Mortgage Trust	3,594
Victoria Falls CLO Ltd	1,356,536
Volkswagen Auto Lease Trust	29,012
Volkswagen Auto Loan Enhanced Trust	709,119
Wachovia Auto Loan Owner Trust 2006-1	27,463
Wachovia Bank Commercial Mortgage Trust	1,869,382
WaMu Mortgage Pass Through Certificates	40,945
Wells Fargo Mortgage Backed Securities Trust	44,464
Westpac Securitisation Trust	1,342

Total market value of collateral securities	$20,954,906

Pershing LLC (0.31%)

Security description	Value (a)

Fannie Mae Pool	$1,474,531
Fannie Mae REMICS	467,738
Fannie Mae-Aces	16,488
Federal Farm Credit Bank	92,460
Federal Home Loan Banks	179,004
Federal Home Loan Mortgage Corp	27,352
Federal National Mortgage Association	81,596
Freddie Mac Gold Pool	1,245,692
Freddie Mac Non Gold Pool	67,976
Freddie Mac REMICS	23,831
Ginnie Mae I Pool	81,073
Ginnie Mae II Pool	107,165
Government National Mortgage Association	2,954
United States Treasury Bill	370
United States Treasury Note/Bond	837,713
United States Treasury Strip Coupon	138,394
United States Treasury Strip Principal	255,663

Total market value of collateral securities	$5,100,000

RBS Securities (0.46%)

Security description	Value (a)

AH Mortgage Advance Trust	$488,694
Banc of America Commercial Mortgage Inc	141,913
Banc of America Mortgage Securities Inc	138,593
Bear Stearns Adjustable Rate Mortgage Trust	1,175,386
Bella Vista Mortgage Trust	17,011
Commercial Mortgage Loan Trust	2,293,629
Commercial Mortgage Pass Through Certificates	35,539
Credit Suisse First Boston Mortgage Securities Corp	190,094
Credit Suisse Mortgage Capital Certificates	746,062
First Horizon Alternative Mortgage Securities	18,804
First Republic Mortgage Loan Trust	374,046
GE Capital Commercial Mortgage Corp	2,307,658
Greenwich Capital Commercial Funding Corp	85,547
GS Mortgage Securities Corp II	515,725
Harley-Davidson Motorcycle Trust	101,428
JP Morgan Chase Commercial Mortgage Securities Corp	1,043,259
LB Commercial Conduit Mortgage Trust	2,394,856
LB-UBS Commercial Mortgage Trust	61,428
Mellon Residential Funding Corp	44,871
Morgan Stanley Capital I	766,604
MortgageIT Trust	33,306
Structured Asset Securities Corp	105,304
Thornburg Mortgage Securities Trust	506,634
Wachovia Bank Commercial Mortgage Trust	1,312,614
WaMu Mortgage Pass Through Certificates	824,997
Wells Fargo Mortgage Backed Securities Trust	26,142

Total market value of collateral securities	$15,750,144

(g)	Also represents the cost of securities for federal income tax purposes at April 30, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$1,200,669,890	$—	$1,200,669,890
U.S. Government-Insured Debt	—	518,100,547	—	518,100,547
Certificates of Deposit	—	207,400,000	—	207,400,000
Commercial Paper	—	818,784,812	—	818,784,812

Total Short-Term Securities	—	2,744,955,249	—	2,744,955,249

Other
Investments of Cash Collateral Received for Securities on Loan	—	659,400,700	—	659,400,700

Total Other	—	659,400,700	—	659,400,700

Total	$—	$3,404,355,949	$—	$3,404,355,949

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Short Term Investments Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date June 28, 2010